INVESTMENTS (Narrative) (Details) $ / shares in Units, € in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares
Number of warrants | shares					225,000
Purchase of common stock		€ 2.0	$ 2.4
Investment description	The Company owned approximately 9.6% of the investee, or approximately 9% on a diluted basis including exercisable warrants of other investors.	the Company owns approximately 9.6% of the investee, or approximately 9% on a diluted basis including exercisable warrants of the Company and other investors.	the Company owns approximately 9.6% of the investee, or approximately 9% on a diluted basis including exercisable warrants of the Company and other investors.
Cumulative Impairment			$ 2.2
Net carrying value					$ 0.7
Description of impairment	The initial investment multiples were compared to the guideline public company multiples observed as at June 30, 2023 (0.4 price to book value and 0.5 price to tangible value), with these updated valuation multiples applied to the investee's estimated book value.	the investee common shares were valued considering price to book value and price to tangible book value of the investee (3.6 and 4.8, respectively) as well as comparable guideline publicly traded companies at the time of initial investment. These initial investment multiples were compared to the guideline public company multiples observed as at December 31, 2022 (1.4 price to book value and 2.0 price to tangible value), with these updated valuation multiples applied to the investee's estimated book value.	the investee common shares were valued considering price to book value and price to tangible book value of the investee (3.6 and 4.8, respectively) as well as comparable guideline publicly traded companies at the time of initial investment. These initial investment multiples were compared to the guideline public company multiples observed as at December 31, 2022 (1.4 price to book value and 2.0 price to tangible value), with these updated valuation multiples applied to the investee's estimated book value.
Impairment of investment	$ 0.5
First Tranche [Member]
Share price per share | (per share)				$ 0.3	$ 0.22
Second Tranche [Member]
Share price per share | (per share)				$ 1	$ 0.74